UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21053

          BlackRock Virginia Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Virginia Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—150.0%
		District of Columbia—6.3%
AAA	$ 1,500	Met. Arpts. Auth. Arpt. Sys., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.25%, 10/01/32,
		FGIC, AMT	10/12 @ 100	$1,595,040
		Multi-State—6.8%
Baa1	1,500	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	1,747,965
		Puerto Rico—5.7%
BBB	1,380	Children's Trust Fund, Tobacco Settlement Funded RB, 5.375%, 5/15/33	05/12 @ 100	1,453,250
		Virginia—131.2%
NR4	1,440	Alexandria Redev. & Hsg. Auth., Local Hsg. RB, Park Ctr. Assocs. Proj., Ser. A, 6.375%,
		4/01/34	04/08 @ 103	1,503,590
A	2,150[5]	Arlington Cnty. Ind. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Virginia Hosp.
		Ctr. Proj., 5.25%, 7/01/11	N/A	2,316,926
NR	1,500	Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,618,800
AA	1,000	City of Hampton, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 4/01/20	04/12 @ 101	1,070,100
AAA	3,000	City of Richmond, Natural Gas RB, 5.00%, 1/15/33, FSA	01/12 @ 100	3,150,390
AAA	1,000[5]	Cnty. of Arlington, Pub. Impvt. Ad Valorem Ppty. Tax GO, 5.00%, 2/01/11	N/A	1,057,280
AA+	1,275	Cnty. of Prince William, Pub. Impvts. Lease Appropriation RB, 5.00%, 12/01/21	06/12 @ 100	1,342,562
AAA	1,500[6]	Danville Ind. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Danville Regl. Med. Ctr.
		Proj., 5.25%, 10/01/28, AMBAC	ETM	1,719,405
NR	990	Dulles Town Ctr. Cmnty. Dev. Auth., Pub. Impvts. SA, Dulles Town Ctr. Proj., 6.25%,
		3/01/26	03/08 @ 102	1,032,986
AAA	1,205	Fairfax Cnty. Wtr. Auth., Wtr. RB, 5.00%, 4/01/27	04/12 @ 100	1,266,455
A-	1,500	Henrico Cnty. Econ Dev. Auth., Hlth., Hosp. & Nursing Home RB, Bon Secours St.
		Francis Med. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,607,700
AAA	3,000	Hsg. Dev. Auth., State Single-Family Hsg. Local Hsg. RB, Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,189,270
BBB	1,300	Isle Wight Cnty. Indl. Dev. Auth., Mult. Util. Impvts. Misc. RB, International Paper Co.
		Proj., Ser. A, 5.70%, 11/01/27, AMT	11/13 @ 100	1,382,771
AAA	1,500	Norfolk Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,570,215
NR	500	Peninsula Ports Auth., Hlth., Hosp. & Nursing Home RB, Virginia Baptist Homes Proj.,
		Ser. C, 5.40%, 12/01/33	12/16 @ 100	515,990
A	5,000[5]	Pocahontas Pkwy. Assoc., Hwy. Impvts. Hwy. Tolls RB, Ser. B, Zero Coupon, 8/15/08,
		ACA	N/A	2,138,300
AAA	1,000	Port Auth., Port, Arpt. & Marina Impvts. RB, 4.75%, 7/01/31, FGIC, AMT	07/13 @ 100	1,020,930
		Res. Auth., Wtr. Util. Impvts.,
AA	1,500[5]	Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/10	N/A	1,590,165
AA	635	Misc. RB, Ser. A, 5.125%, 5/01/27	05/11 @ 101	670,624
AAA	1,250	Richmond Met. Auth., Hwy. Tolls RB, 5.25%, 7/15/22, FGIC	No Opt. Call	1,447,588
BBB	500	Tobacco Settlement Fin. Corp., Misc. Tobacco Settlement Funded RB, 5.50%, 6/01/26	06/15 @ 100	533,220
		Virginia Coll. Bldg. Auth., Univ. & Coll. RB, Washington & Lee Univ. Proj.,
AAA	500	5.25%, 1/01/26, MBIA	No Opt. Call	587,280
AAA	1,000	5.25%, 1/01/31, MBIA	No Opt. Call	1,197,300
				33,529,847
		Total Long-Term Investments (cost $34,991,734)		38,326,102
	Shares
	(000)
		MONEY MARKET FUND—0.4%
NR	100	AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $100,000)	N/A	100,000
		Total Investments —150.4% (cost $35,091,7347)		$38,426,102
		Other assets in excess of liabilities —2.6%		658,804
		Preferred shares at redemption value, including dividends payable —(53.0)%		(13,533,429)
		Net Assets Applicable to Common Shareholders—100%		$25,551,477

1

BlackRock Virginia Municipal Bond Trust (BHV) (continued)
(Percentage of Net Assets)

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 6.8% of its net assets, with a current market value of $1,747,965, in securities restricted as to resale.

[4]	Security is deemed to be of investment grade quality by the investment advisor.

[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]	Security is collateralized by Municipal or U.S. Treasury obligations.

[7]	Cost for federal income tax purposes is $35,018,341. The net unrealized appreciation on a tax basis is $3,407,761, consisting of $3,407,761 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Virginia Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007